Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Other assets [abstract]
Schedule of other assets

Other assets by type
in EUR million	2024	2023
Net defined benefit assets	568	554
Investment properties	19	14
Property development and obtained from foreclosures	18	32
Prepayments	413	438
Accrued assets	499	523
Amounts to be settled	3,550	3,869
Other	1,879	1,687
	6,945	7,117